Related parties and variable interest entities - Schedule of Related Party Transactions (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Carrying amount		€ 5,493.2	€ 3,944.2
Loan receivable	[1]	929.2	364.4
Investment agreement for 24.9% equity		919.6	923.6
Accounts receivable, net		4,334.1	5,323.8
Accounts payable	[2]	2,347.3	2,565.2
Total purchases		€ 3,325.9	2,693.6	€ 2,070.3
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership percentage (in percentage)		24.90%
Related party
Related Party Transaction [Line Items]
Other non-current assets		€ 1,182.7	1,100.3
Carrying amount		0.0	70.0
Loan receivable		912.4	364.4
Investment agreement for 24.9% equity		919.6	923.6
Accounts receivable, net		7.8	0.0
Accounts payable		4.0	269.2
Cost to be paid included in Accrued and other liabilities		199.9	€ 111.2
Related party | Maximum exposure to loss
Related Party Transaction [Line Items]
Other non-current assets		1,182.7
Carrying amount		0.0
Loan receivable		912.4
Investment agreement for 24.9% equity		919.6
Accounts receivable, net		7.8
Accounts payable		0.0
Cost to be paid included in Accrued and other liabilities		€ 0.0

[1]	Loan receivable includes amounts with related parties of €912.4 million and €364.4 million at December 31, 2023 and 2022, respectively.
[2]	Accounts payable includes amounts with related parties of €4.0 million and €269.2 million at December 31, 2023 and 2022, respectively.